NOTES PAYABLE - Amended and Restated Equity Purchase Facility Agreement (Details) - A&R EPFA - $ / shares	Jul. 15, 2025	Feb. 21, 2025	Jan. 15, 2025
NOTES PAYABLE
Price per advance shares (% multiplier on Market Price)		95.00%
Reduction of number of advance shares (%)		100.00%
Reduction of number of advance shares (%) for each MAP Events		16.00%
Maximum floor price (%)		120.00%
Floor price per common stock ($ per share)			$ 0.7176
Floor price (being % of 5 days VWAP of common shares)			20.00%
No Minimum Acceptable Price selected
NOTES PAYABLE
Minimum Acceptable Price (% multiplier on Floor Price)		105.30%
Accelerated Purchase Pricing Period
NOTES PAYABLE
Minimum Acceptable Price (% multiplier on Floor Price)		105.30%
Subsequent event
NOTES PAYABLE
Price per advance shares (% multiplier on Market Price)		95.00%
Reduction of number of advance shares (%)		100.00%
Reduction of number of advance shares (%) for each MAP Events		16.00%
Maximum floor price (%)		120.00%
Floor price per common stock ($ per share)			$ 0.7176
Floor price (being % of 5 days VWAP of common shares)			20.00%
Floor price reduction (being % of 5 days VWAP of common shares)	20.00%
Subsequent event | No Minimum Acceptable Price selected
NOTES PAYABLE
Minimum Acceptable Price (% multiplier on Floor Price)		105.30%
Subsequent event | Accelerated Purchase Pricing Period
NOTES PAYABLE
Minimum Acceptable Price (% multiplier on Floor Price)		105.30%